Note 2 - Liquidity and Capital Resources (10-Q)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Liquidity Disclosure [Text Block]

2. Liquidity and Capital Resources

The Company has generated negative cash flows from operations and, as of March 31, 2024, had an accumulated deficit of approximately $57.0 million. Based on its current operating plan, the Company believes its existing cash and cash equivalents on hand as of March 31, 2024, along with the remaining funds to be received from the NIA grant and the upfront proceeds received from the 2024 Private Placement on April 1, 2024, will enable the Company to fund its operating expenses and capital expenditure requirements for at least twelve months from the issuance of these unaudited condensed consolidated interim financial statements. The Company has based this estimate on assumptions that may prove to be wrong, and it could utilize its available capital resources sooner than it currently expects. The Company will continue to require additional financing to advance its current product candidates through clinical development, to develop, acquire or in-license other potential product candidates and to fund operations for the foreseeable future. The Company intends to continue to seek funds through equity offerings, debt financings or other capital sources, including potential collaborations, licenses and other similar arrangements. However, the Company may be unable to raise additional funds or enter into such other arrangements when needed, on favorable terms, or at all. If the Company does raise additional capital through public or private equity offerings, the ownership interest of its existing stockholders will be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect the Company's stockholders’ rights. If the Company raises additional capital through a debt financing, it may be subject to covenants limiting or restricting the Company's ability to take specific actions, such as incurring additional debt, making capital expenditures or declaring dividends. Any failure to raise capital as and when needed could have a negative impact on the Company's financial condition and on its ability to pursue its business plans and strategies. If the Company is unable to raise sufficient capital when needed, it will need to delay, reduce or terminate planned activities to reduce costs, including development or commercialization activities for neflamapimod. The Company might also be required to seek funds through arrangements with third parties that require it to relinquish certain of its rights to neflamapimod or otherwise agree to terms unfavorable to the Company.

On April 1, 2024, pursuant to and in accordance with the terms of a securities purchase agreement with certain purchasers named therein, the Company completed the private placement of an aggregate of 2,532,285 units, each comprised of (i) (A) one share of common stock or (B) one Pre-Funded Warrant and (ii) one Series A Warrant. The aggregate upfront gross proceeds from the 2024 Private Placement were approximately $50.0 million, before deducting offering fees and expenses, and additional gross proceeds of up to approximately $99.4 million may be received if the Series A Warrants are exercised in full for cash.

Operations of the Company are subject to certain additional risks and uncertainties as well, and any one or more of these factors could materially affect the Company’s financial condition, future operations and liquidity needs. Many of these risks and uncertainties are outside of the Company’s control, including internal and external factors that may affect the success or failure of the Company’s research and development efforts, the length of time and cost of developing and commercializing the Company’s current or future product candidates, whether and when any such product candidates become approved drugs, and how significant a drug’s market share will be, if approved, among others.

2. Liquidity and Capital Resources

The Company has generated negative cash flows from operations and, as of December 31, 2023, had an accumulated deficit of approximately $54.4 million. In January 2023, the Company was awarded a $21.0 million grant from the NIA to support its ongoing RewinD-LB Trial, which is expected to be received over a three-year period. In July 2023, the Company sold common stock for proceeds of $0.8 million. In addition, the Company received $12.7 million in cash and cash equivalents through the reverse recapitalization. The Company expects to continue to generate operating losses for the foreseeable future. The Company’s future viability is dependent on its ability to raise additional capital to finance its operations and pursue its business strategies. There can be no assurances that additional funding will be available on terms acceptable to the Company, or at all. These conditions cause substantial doubt regarding the Company’s ability to continue as a going concern.

The Company will continue to require additional financing to advance current product candidates through clinical development, to develop, acquire or in-license other potential product candidates and to fund operations for the foreseeable future. The Company expects that its existing cash and cash equivalents as of December 31, 2023, along with the remaining funds expected to be received from the NIA Grant, will not be sufficient to enable it to fund its operating expenses and capital expenditure requirements, and continue as a going concern for at least twelve months following the issuance of these consolidated financial statements. The Company will continue to seek funds through equity offerings, debt financings or other capital sources, including potential collaborations, grants, licenses and other similar arrangements. However, the Company may be unable to raise additional funds or enter into such other arrangements when needed on favorable terms or at all. Without additional funding, the Company would be forced to delay, reduce or eliminate its research and development programs. Accordingly, since the financing discussed below has not been completed, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date these financial statements are issued. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On March 28, 2024, the Company entered into a securities purchase agreement with certain purchasers named therein related to the private placement of an aggregate of 2,532,285 units, each comprised of (i) (A) one share of common stock or (B) one Pre-Funded Warrant and (ii) one Series A Warrant. The aggregate upfront gross proceeds for the 2024 Private Placement are expected to be approximately $50 million, before deducting offering fees and expenses, and up to an additional approximately $99.4 million in gross proceeds if the Series A Warrants are fully exercised for cash. The 2024 Private Placement is expected to close on or about April 1, 2024, subject to customary closing conditions. The consolidated financial statements do not reflect and do not include any adjustments for the Company’s expected receipt of proceeds from the 2024 Private Placement.